RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2021	2020
Salaries and other benefits	$6.0	$5.7
Retirement benefits	0.3	6.1
Share-based payments	3.1	2.5
	$9.4	$14.3